Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non Cash Transactions [Line Items]
Property and equipment acquired through lease	R$ 10,719	R$ 8,660	R$ 53,643
MTM of financial assets [Member]
Non Cash Transactions [Line Items]
Non-cash operating activities	(182,677)	(82,437)	(176)
Share cancellation [Member]
Non Cash Transactions [Line Items]
Non-cash operating activities	1,208,680	0	0
Distribution of LTIP with treasury shares [Member]
Non Cash Transactions [Line Items]
Non-cash operating activities	R$ 159,803	R$ 177,099	R$ 114,444